Available-for-sale debt securities, noncurrent	12 Months Ended
Dec. 31, 2025
Available-for-sale debt securities, noncurrent
Available-for-sale debt securities, noncurrent

Note 19.Available-for-sale debt securities, noncurrent

The following table summarizes the amortized cost, gross unrealized gains and losses, and fair value of our available-for-sale debt securities:

	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Type of security	USD’000	USD’000	USD’000	USD’000	Maturity
Convertible corporate bonds	128	1	—	129	1 to 5 years
Total	128	1	—	129

As at December 31, 2025, the Group held one convertible corporate bond issued by ColibriTD, a French Quantum-as-a-Service (QaaS) company.